Note 16 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings before income tax	$ 145,455	$ (200,484)
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	19,166	(323,100)
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 126,289	$ 122,616